Earnings Per Share (Details Textual) - shares	1 Months Ended	12 Months Ended
	Jan. 20, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share (Textual)
Escrow shares		8,000,000
Escrow shares potentially to be released		2,666,667
Subsequent Event [Member]
Earnings Per Share (Textual)
Common share dividends	519,156